Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Available-for-sale Securities [Table Text Block]
	December 31, 201 7
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$5,624	$19	$--	$5,643
Federal Home Loan Mortgage Corporation securities	1,377	--	(35)	1,342
Federal National Mortgage Association securities	570	--	--	570
Total mortgage-backed securities	7,571	19	(35)	7,555
Debt securities:
U.S. government agency	360	--	(3)	357
Total available-for-sale-securities	$7,931	$19	$(38)	$7,912
	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$6,608	$1	$(19)	$6,590
Federal Home Loan Mortgage Corporation securities	1,892	--	(21)	1,871
Federal National Mortgage Association securities	752	--	(12)	740
Total mortgage-backed securities	9,252	1	(52)	9,201
Debt securities:
U.S. government agency	360	--	(6)	354
Total available-for-sale-securities	$9,612	$1	$(58)	$9,555

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after one year through five years	$360	$357
Due after ten years	7,571	7,555
Total	$7,931	$7,912

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31 , 201 7
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	$--	$--	$1,342	$(35)	$1,342	$(35)
Debt securities, U.S. government agency	1	--	--	357	(3)	357	(3)
Total	3	$--	$--	$1,699	$(38)	$1,699	$(38)
	December 31 , 2016
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Governmental National Mortgage Association mortgage-backed securities	8	$5,874	$(19)	$--	$--	$5,874	$(19)
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	1,871	(21)	--	--	1,871	(21)
Federal National Mortgage Association mortgage-backed securities	1	740	(12)	--	--	740	(12)
Debt securities, U.S. government agency	1	354	(6)	--	--	354	(6)
Total	12	$8,839	$(58)	$--	$--	$8,839	$(58)